FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Derivative Liability/bifurcated Conversion Option In Connection With Auctus Loan	$ 1,100,000
Extinguishment Of Derivative Liability Due To Payoff Of Loan To Auctus	700,000
Derivative Liability	400,000		$ 400,000
December 17, 2019 [Member]
Derivative Liability/bifurcated Conversion Option In Connection With Auctus Loan	400,000	$ 400,000
Fair Value, Inputs, Level 3 [Member]
Extinguishment Of Derivative Liability Due To Payoff Of Loan To Auctus	$ 700,000